Other Operating Expenses - Schedule of Other Operating Expenses (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2024	Apr. 30, 2023
Other Income [Abstract]
Advertising and promotion expense	$ 177	$ 792	$ 313	$ 655
Bank charges	12	112	24	35
IT related costs	4	637	3	21
Legal and professional related fee	1,338	2,338	919	2,891
Management fee expenses	1,533	1,592	1,865	1,212
Premises and office expenses	619	385	58	725
Share of losses of joint ventures	1,366		1,363	404
Travelling expenses		310		27
Others	417	1,189	1,104	34
Other operating expenses	$ 5,466	$ 7,355	$ 5,649	$ 6,004